Investment instruments - Summary of Portfolio of Debt Securities Classified as Investment Instruments at Fair Value through Other Comprehensive Income Includes Impairment (Detail) - CLP ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Loans and receivables to Amortized Cost [member]
Disclosure of detailed information about financial instruments [line items]
- Increases due to change in credit risk	$ (234,623)	$ (284,141)
- Decreases due to change in credit risk	(125,986)	(112,615)
- Charge-offs	153,702	174,556
New financial assets originated or purchased	(328,124)	(414,765)
Financial assets that have been derecognized	(357,874)	(244,413)
Foreign exchange and other movements	(7,596)	4,777
Financial instruments credit-impaired [member] | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	(911)	(2,310)
Changes in the allowances - Net Transfer to stage 1	0	0
Net Transfer to stage 2	0	0
Net Transfer to stage 3	0	0
- Increases due to change in credit risk	(847)	(210)
- Decreases due to change in credit risk	487	1,127
- Charge-offs	0	0
Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	(93)	(40)
Financial assets that have been derecognized	(715)	(522)
Changes in models/risk parameters	0	0
Foreign exchange and other movements	(2)	0
Ending balance	(651)	(911)
Financial instruments credit-impaired [member] | 12-month expected credit losses [member] | Stage1 [member] | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	(911)	(2,310)
Changes in the allowances - Net Transfer to stage 1	0	0
Net Transfer to stage 2	0	0
Net Transfer to stage 3	0	0
- Increases due to change in credit risk	(847)	(210)
- Decreases due to change in credit risk	487	1,127
- Charge-offs	0	0
Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	(93)	(40)
Financial assets that have been derecognized	(715)	(522)
Changes in models/risk parameters	0	0
Foreign exchange and other movements	(2)	0
Ending balance	(651)	(911)
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	0	0
Changes in the allowances - Net Transfer to stage 1	0	0
Net Transfer to stage 2	0	0
Net Transfer to stage 3	0	0
- Increases due to change in credit risk	0	0
- Decreases due to change in credit risk	0	0
- Charge-offs	0	0
Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	0	0
Financial assets that have been derecognized	0	0
Changes in models/risk parameters	0	0
Foreign exchange and other movements	0	0
Ending balance	0	0
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Stage 3 [member] | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	0	0
Changes in the allowances - Net Transfer to stage 1	0	0
Net Transfer to stage 2	0	0
Net Transfer to stage 3	0	0
- Increases due to change in credit risk	0	0
- Decreases due to change in credit risk	0	0
- Charge-offs	0	0
Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	0	0
Financial assets that have been derecognized	0	0
Changes in models/risk parameters	0	0
Foreign exchange and other movements	0	0
Ending balance	$ 0	$ 0